Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive (Loss) Income

The following table is a summary of the components of accumulated other comprehensive (loss) income at December 31:

(in thousands)	2013	2012
Net unrealized gain on pension, net of tax	$(401)	$(483)
Foreign currency effects from intercompany long-term investment transactions, net of tax of $6.5 million and $4.4 million in 2013 and 2012, respectively	12,164	5,954
Foreign currency translation adjustments	(15,955)	38,520
Accumulated other comprehensive (loss) income	$(4,192)	$43,991